OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of other current receivables
USDm	2017	2016
Partners and commercial managements	-	0.5
Derivative financial instruments	7.6	3.3
Tax receivables	1.3	1.1
Other	2.9	3.2
Balance as of 31 December	11.8	8.1